Subsequent events (Details Narrative)		1 Months Ended
	Jul. 01, 2026 $ / shares shares	Sep. 30, 2026 $ / shares shares	Dec. 31, 2025 shares	Feb. 28, 2025 shares	Jan. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Number of shares issued		285,670,318	262,776,228	2,222,222	1,684,659
Weighted average share price | $ / shares		$ 2.38
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	266,666
Purchased and Cancelled	703,053
Weighted average share price | $ / shares	$ 16.58
Nonadjusting events [member] | Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	13,033